Submission	Nov. 24, 2025
Submission [Line Items]
Central Index Key	0002097427
Registrant Name	Shangzhaitong Holding Co.,Ltd
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A